Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash	$ 19,724,715	$ 20,998,786
Accounts receivable, net	165,818	458,104
Prepayments	202,716	1,136,769
Advance for investment	1,820,385	1,902,004
Other receivables	33,321	34,815
Total current assets	21,946,955	24,530,478
Non-current assets
Long-term investment	14,614,058	14,296,824
Goodwill	4,121,775	4,306,579
Property and equipment, net	62,883	81,315
Intangible assets, net	208,976	254,646
Operating Right-of-use asset, net	73,068	172,796
Total non-current assets	19,080,760	19,112,160
TOTAL ASSETS	41,027,715	43,642,638
Current liabilities
Accounts payable	2,444	21,894
Taxes payable	196,827	258,383
Amounts due to a related party	52,335	54,588
Accrued expenses	1,389,474	1,058,703
Deferred revenue-current	551,040	1,357,236
Deferred tax liabilities	23,074	28,241
Operating Lease Liability-current	108,996	224,822
Total current liabilities	2,324,190	3,003,867
Non-current liabilities
Long-term loans	13,094,015	13,681,099
Deferred revenue-noncurrent	3,283	3,430
Total non-current liabilities	13,097,298	13,684,529
TOTAL LIABILITIES	15,421,488	16,688,396
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of September 30, 2023 and March 31, 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Retained Earning	7,744,927	8,111,900
Accumulated other comprehensive income	(1,942,677)	(961,635)
TOTAL SHAREHOLDERS’ EQUITY	25,606,227	26,954,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 41,027,715	$ 43,642,638